Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Non-current liabilities [abstract]
Other financial liabilities	$ 228,185,297		$ 161,001,732
Trade and other non-current payables	12,413		541,783
Other non-current provisions	7,425,759		1,240,389
Deferred tax liabilities	108,500,171		94,350,111
Provisions for employee benefits	26,901,088		23,517,009
Total non-current liabilities	371,024,728		280,651,024
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	9,976,415		30,868,247
Trade and other non-current payables	5,142		541,783
Other non-current provisions	239,300		735,410
Deferred tax liabilities	23,241,269		27,074,149
Provisions for employee benefits	1,258,674		301,903
Total non-current liabilities	49,714,982		59,521,492
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	9,984,905	[1]	70,976,079
Trade and other non-current payables	0		0
Other non-current provisions	281,654		0
Deferred tax liabilities	14,084,656		9,333,081
Provisions for employee benefits	0		0
Total non-current liabilities	82,734,056		80,309,160
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	134,846,954		59,157,406
Trade and other non-current payables	7,271		0
Other non-current provisions	6,904,805		504,979
Deferred tax liabilities	71,174,246		57,942,881
Provisions for employee benefits	25,642,414		23,215,106
Total non-current liabilities	238,575,690		140,820,372
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	3,412,966		5,332,817
Trade and other non-current payables	0		404,081
Other non-current provisions	19,056		57,252
Deferred tax liabilities	20,302,096		26,303,193
Provisions for employee benefits	0		0
Total non-current liabilities	23,734,118		32,097,343
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	55,837,517		55,750,482
Trade and other non-current payables	0		0
Other non-current provisions	0		0
Deferred tax liabilities	12,761,025		8,892,998
Provisions for employee benefits	0		0
Total non-current liabilities	68,598,542		64,643,480
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	43,764		0
Trade and other non-current payables	7,271		0
Other non-current provisions	6,731,027		0
Deferred tax liabilities	56,936,976		53,811,477
Provisions for employee benefits	22,959,627		20,052,918
Total non-current liabilities	86,678,665		73,864,395
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	10,724,171		22,924,023
Trade and other non-current payables	0		7,068
Total non-current liabilities	10,724,171		22,931,091
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	10,786,277		15,225,597
Trade and other non-current payables	0		0
Total non-current liabilities	10,786,277		15,225,597
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	131,315,290		59,157,406
Trade and other non-current payables	0		0
Total non-current liabilities	131,315,290		59,157,406
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	8,059,332		0
Trade and other non-current payables	0		130,634
Total non-current liabilities	8,059,332		130,634
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Trade and other non-current payables	0		0
Total non-current liabilities	0		0
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Trade and other non-current payables	0		0
Total non-current liabilities	0		0
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	1,727		2,611,407
Other non-current provisions	81,026		544,254
Deferred tax liabilities	2,839,763		735,208
Provisions for employee benefits	0		0
Total non-current liabilities	2,922,516		3,890,869
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Other non-current provisions	281,654		0
Deferred tax liabilities	1,315,431		431,503
Provisions for employee benefits	0		0
Total non-current liabilities	1,597,085		431,503
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Other non-current provisions	173,778		504,979
Deferred tax liabilities	10,490,282		2,703,872
Provisions for employee benefits	2,682,787		3,162,188
Total non-current liabilities	13,346,847		6,371,039
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	871,421		0
Total non-current liabilities	871,421		0
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Total non-current liabilities	0		0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Total non-current liabilities	0		0
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other non-current provisions	139,218		133,904
Deferred tax liabilities	46,754		0
Total non-current liabilities	185,972		133,904
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other non-current provisions	0		0
Deferred tax liabilities	0		0
Total non-current liabilities	0		0
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Other non-current provisions	0		0
Deferred tax liabilities	897,718		989,517
Total non-current liabilities	897,718		989,517
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	52,656		35,748
Provisions for employee benefits	391,302		301,903
Total non-current liabilities	443,958		337,651
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	8,200		8,580
Provisions for employee benefits	0		0
Total non-current liabilities	8,200		8,580
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	422,346		438,015
Provisions for employee benefits	0		0
Total non-current liabilities	422,346		438,015
Bolivianboliviano [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	1,743,952		0
Trade and other non-current payables	5,142		0
Deferred tax liabilities	0		0
Provisions for employee benefits	867,372		0
Total non-current liabilities	2,616,466		0
Bolivianboliviano [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	1,743,952		0
Trade and other non-current payables	0		0
Deferred tax liabilities	0		0
Provisions for employee benefits	0		0
Total non-current liabilities	1,743,952		0
Bolivianboliviano [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	3,487,900		0
Trade and other non-current payables	0		0
Deferred tax liabilities	2,426,924		0
Provisions for employee benefits	0		0
Total non-current liabilities	5,914,824		0
Euros [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	157,028		0
Total non-current liabilities	157,028		0
Euros [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Total non-current liabilities	0		0
Euros [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0		0
Total non-current liabilities	$ 0		$ 0

[1]	See Note 5 – Risk administration non-discounted contractual cash flows.